Leases - Schedule of Minimum Rental Commitments Under Non-cancelable Operating Leases (Detail) - Wilco Holdco Inc $ in Thousands	Dec. 31, 2019 USD ($)
Lease maturity
2020	$ 64,368
2021	59,507
2022	52,653
2023	46,615
2024	39,910
2025 and thereafter	115,512
Total minimum lease payments	$ 378,565